PROPERTY AND EQUIPMENT: (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT: [Abstract]
Schedule of property and equipment
	December 31
	2015	2014
Cost:
Leasehold improvements	$164	$88
Computers and software	130	64
Laboratory equipment	768	598
Furniture	84	42
Vehicles*	175	118
	1,321	910
Less:
Accumulated depreciation and amortization	675	662
Property and Equipment, net	$646	$248

* See note 8c relating to the lien on the Company's vehicles